Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 128,193	$ 91,434
Valuation allowance	(128,193)	(91,434)
Net deferred tax assets